IMPAIRMENT OF ASSETS (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$) segment	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)
Impairment of assets
Number of operating segments | segment	3
Number of reportable segments | segment	3
Impairment of property, plant and equipment	R$ 1,591,369	R$ 199,627
Impairment of loss	1,964,504	199,627
Impairment of goodwill	R$ 373,135	R$ 0	R$ 0
Period for projecting the cash flows for the goodwill impairment test	five years
Discount rate | Sensitivity analysis, increase of 5%
Impairment of assets
Sensitivity analysis, percent of increase	0.50%
Perpetuity growth rate | Sensitivity analysis, decrease of 5%
Impairment of assets
Sensitivity analysis, percent of decrease		0.50%	0.50%
North America
Impairment of assets
Book value	R$ 9,584,000	R$ 5,824,000
Recoverable amount exceeding other segments	R$ 6,130,000	2,255,000
North America | Discount rate | Sensitivity analysis, increase of 5%
Impairment of assets
Book value		R$ 7,465,000	R$ 3,642,000
North America | Post-tax discount rates
Impairment of assets
Discount rate	10.75%	10.50%
North America | Pre-tax discount rates
Impairment of assets
Discount rate	13.46%	13.28%
North America | Perpetuity growth rate
Impairment of assets
Growth rate	3.00%	3.00%
North America | Perpetuity growth rate | Sensitivity analysis, decrease of 5%
Impairment of assets
Book value	R$ 8,046,000	R$ 4,220,000
South America
Impairment of assets
Book value	913,000	1,435,000
Recoverable amount exceeding other segments	614,000	1,149,000
South America | Discount rate | Sensitivity analysis, increase of 5%
Impairment of assets
Book value	R$ 724,000	R$ 1,247,000
South America | Post-tax discount rates
Impairment of assets
Discount rate	13.25%	14.75%
South America | Pre-tax discount rates
Impairment of assets
Discount rate	19.04%	22.14%
South America | Perpetuity growth rate
Impairment of assets
Growth rate	3.00%	3.00%
South America | Perpetuity growth rate | Sensitivity analysis, decrease of 5%
Impairment of assets
Book value	R$ 790,000,000	R$ 1,326,000,000
Brazil
Impairment of assets
Impairment of property, plant and equipment	1,591,369
Impairment of loss	1,964,504
Impairment of goodwill	373,135
Book value	1,965,000	5,293,000
Recoverable amount exceeding other segments	4,374,000	2,253,000
Brazil | Discount rate | Sensitivity analysis, increase of 5%
Impairment of assets
Book value	R$ 3,456,000	R$ 3,424,000
Brazil | Post-tax discount rates
Impairment of assets
Discount rate	11.75%	11.75%
Brazil | Pre-tax discount rates
Impairment of assets
Discount rate	14.68%	15.16%
Brazil | Perpetuity growth rate
Impairment of assets
Growth rate	3.00%	3.00%
Brazil | Perpetuity growth rate | Sensitivity analysis, decrease of 5%
Impairment of assets
Book value	R$ 3,008,000,000	R$ 3,962,000,000